Provisions - Individual Suspension Plan (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	€ 5,890	€ 6,899
Discount rate (as a percent)	(0.02%)
Individual Suspension Plan
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	€ 4,479	€ 4,961
Discount rate (as a percent)	0.08%
Average duration of plans	4 years 3 months 14 days